Exhibit 99.1

MONTHLY STATEMENT

Capital One Master Trust

SERIES 2002-CC

Under the Amended and Restated Pooling and Servicing Agreement dated as of September 30, 1993, as amended and restated as of August 1, 2002, January 13, 2006, March 23, 2007 and July 1, 2007, and as further amended by the First Amendment, dated as of March 1, 2008 and the Second Amendment, dated as of July 15, 2010 (as amended and supplemented, the “Agreement”), among Capital One Bank (USA), National Association, as Servicer, Capital One Funding, LLC, as Transferor, and The Bank of New York Mellon, as Trustee (the “Trustee”), Capital One Bank (USA), National Association as Servicer is required to prepare certain information each month regarding current distributions to Certificateholders and the performance of the Capital One Master Trust (the “Trust”) during the previous month. The information which is required to be prepared with respect to the Distribution Date of December 15, 2014, and with respect to the performance of the Trust during the month November, 2014, is set forth below. Current Distribution Date is December 15, 2014. Certain other information is presented based on the aggregate amounts for the Trust as a whole.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commission (“SEC”).

Series 2002-CC Supplement to the Amended and Restated Pooling and Servicing Agreement dated as of October 9, 2002, relating to the COMT Collateral Certificate.	Included in Exhibit 4.1 to the Trust’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to the Series 2002-CC Supplement, dated as of March 1, 2008.	Included in Exhibit 4.6 to the Trust’s Form 8-K filed with the SEC on March 4, 2008.

Amended and Restated Pooling and Servicing Agreement dated as of August 1, 2002, January 13, 2006, March 23, 2007 and July 1, 2007.	Included in Exhibit 4.2 to the Trust’s Form 8-K filed with the SEC on July 6, 2007.

First Amendment to the Amended and Restated Pooling and Servicing Agreement, dated as of March 1, 2008.	Included in Exhibit 4.2 to the Trust’s Form 8-K filed with the SEC on March 4, 2008.

Second Amendment to the Amended and Restated Pooling and Servicing Agreement, dated as of July 15, 2010.	Included in Exhibit 4.1 to the Trust’s Form 8-K filed with the SEC on July 15, 2010.

A) CAPITAL ONE MASTER TRUST (RECEIVABLES)

MONTHLY PERIOD: November 2014	ACCOUNTS (a)
1) Beginning of the Month Principal Receivables:		$30,803,343,037.40

2) Beginning of the Month Finance Charge Receivables:		$559,348,303.12

3) Beginning of the Month AMF Receivables :		$17,981,392.25

4) Beginning of the Month Discounted Receivables:		$0.00

5) Beginning of the Month Total Receivables:	18,963,566	$31,380,672,732.77

6) Removed Principal Receivables:		$0.00

7) Removed Finance Charge Receivables:		$0.00

8) Removed AMF Receivables		$0.00

9) Removed Total Receivables:	0	$0.00

10) Additional Principal Receivables:		$0.00

11) Additional Finance Charge Receivables:		$0.00

12) Additional AMF Receivables		$0.00

13) Additional Total Receivables:	0	$0.00

14) Discounted Receivables Generated this Period		$0.00

15) End of the Month Principal Receivables		$30,859,854,806.93

16) End of the Month Finance Charge Receivables		$581,528,888.06

17) End of the Month AMF Receivables		$19,672,998.49

18) End of the Month Discounted Receivables		$0.00

19) End of the Month Total Receivables	18,874,767	$31,461,056,693.48

20) Beginning of the Month Excess Funding Account Balance		$0.00

21) Adjusted Invested Amount of all Master Trust Series		$14,072,167,811.07

22) End of the Month Seller Percentage		54.40%

(a)    Accounts include accounts which have a credit balance and accounts which have no balance because receivables may be generated with respect to such accounts in the future. Accounts do not include certain charged-off accounts with zero balances. Beginning in November 2009, Accounts, as defined herein, also include accounts which are closed, but still have a balance. Such accounts were omitted from reporting prior to this time. All other items have been and are still appropriately reflecting closed accounts with a balance.

B) CAPITAL ONE MASTER TRUST (DELINQUENCIES AND LOSSES)

MONTHLY PERIOD: November 2014	ACCOUNTS	RECEIVABLES
1) End of the Month Delinquencies:
2) 30 - 59 Days Delinquent	102,659	$249,442,455.08

3) 60 - 89 Days Delinquent	66,054	$176,240,491.73

4) 90 - 119 Days Delinquent	54,231	$147,879,029.13

5) 120 - 149 Days Delinquent	42,750	$128,937,051.57

6) 150 + Days Delinquent	37,552	$112,064,077.36

7) Total 30 + Days Delinquent	303,246	$814,563,104.87

8) Delinquencies 30 + Days as a Percent of End of the Month Total Receivables		2.59%

9) Defaulted Accounts during the Month	39,512	$102,859,774.11

10) Annualized Default Rate as a Percent of Adjusted Beginning of the Month Principal Receivables which includes Additional Principal Receivables		4.01%

C) CAPITAL ONE MASTER TRUST (COLLECTIONS)

MONTHLY PERIOD: November 2014	COLLECTIONS	PERCENTAGES
1) Total Collections and Gross Payment Rate as a Percent of Adjusted Beginning of Month Total Receivables which includes Additional Total Receivables	$7,842,652,925.76	24.99%

2) Collections of Principal Receivables and Principal Payment Rate as a Percent of Adjusted Beginning of the Month Principal Receivables which includes Additional Principal Receivables	$7,269,760,976.00	23.60%

3) Prior Month Billed Finance Charges and Fees	$353,913,657.74

4) Amortized AMF Income	$15,505,069.15

5) Interchange Collected	$154,153,608.07

6) Recoveries of Charged Off Accounts	$51,581,229.73

7) Collections of Discounted Receivables	$0.00

8) Collections of Finance Charge Receivables and Annualized Yield as a Percent of Adjusted Beginning of the Month Principal Receivables which includes Additional Principal Receivables	$575,153,564.69	22.41%

D) CAPITAL ONE MASTER TRUST (AMF COLLECTIONS)

MONTHLY PERIOD: November 2014
1) Beginning Unamortized AMF Balance		$85,607,893.73

2) + AMF Slug	$0.00

3) + AMF Collections	$13,243,454.22

4) - Amortized AMF Income	$15,505,069.15

5) Ending Unamortized AMF Balance		$83,346,278.80

E) CAPITAL ONE MASTER TRUST : SERIES 2002-CC (Floating Allocation Amount)

MONTHLY PERIOD: November 2014
1) Floating Allocation Amount		$14,072,167,811.66

2) Floating Allocation Percentage		45.683898%

3) Finance Charge Collections Allocated		$262,752,567.80

4) Plus: Other amounts to be treated as Finance Charge Amounts	$0.28

5) Less: Servicer Interchange	$8,795,104.88

6) Available Funds		$253,957,463.20

7) Allocations of Series 2002-CC Finance Charge Amounts
a) Class A Targeted Deposit to Interest Funding Account	$12,471,264.44

b) Class B Targeted Deposit to Interest Funding Account	$1,204,085.56

c) Class C Targeted Deposit to Interest Funding Account	$841,921.11

d) Series 2002-CC Servicing Fee to the Servicer	14,658,508.14

e) Series 2002-CC Servicing Fee previously due and unpaid to the Servicer	0.00

f) Class D Targeted Deposit to Interest Funding Account	$0.00

g) Series 2002-CC Defaulted Amount	$46,990,354.28

h) Nominal Liquidation Amount Deficits	$0.00

i) Accumulation Reserve Account Targeted Deposit	$ 0.00

j) Class C Reserve Account Targeted Deposit	$ 0.00

k) Class D Reserve Account Targeted Deposit	$ 0.00

l) Other deposits or payments required by Term Documents	$ 0.00

8) Shared Excess Finance Charges of Series 2002-CC		$177,791,329.67

9) Total Excess Finance Charges for All Series in Group 1		$177,791,329.67

10) Finance Charge Shortfall for Series 2002-CC		$0.00

11) Finance Charge Shortfall for All Series in Group 1		$0.00

12) Excess Finance Charges Allocated to Series 2002-CC		$0.00

F) CAPITAL ONE MASTER TRUST : SERIES 2002-CC (Principal Allocation Amount)

MONTHLY PERIOD: November 2014
1) Principal Allocation Amount		$14,072,167,811.66

2) Principal Allocation Percentage		45.683898%

3) Principal Collections Allocated		$3,321,110,188.62

4) Series 2002-CC Monthly Principal Payment		0.00

5) Shared Principal Collections (excess principal) of Series 2002-CC		$3,321,110,188.62

6) Total Shared Principal Collections (excess principal) for All Series in Group		$3,321,110,188.62

7) Principal Shortfall for Series 2002-CC		$0.00

8) Principal Shortfall for All Series in Group 1		$0.00

9) Shared Principal Collections Allocated to Series 2002-CC		$0.00

MONTHLY SERVICER’S CERTIFICATE

CAPITAL ONE BANK (USA), National Association

CAPITAL ONE MASTER TRUST

SERIES 2002-CC

The undersigned, a duly authorized representative of Capital One Bank (USA), National Association, as Servicer, pursuant to the Amended and Restated Pooling and Servicing Agreement dated as of September 30, 1993, as amended and restated as of August 1, 2002, January 13, 2006, March 23, 2007 and July 1, 2007, and as further amended by the First Amendment, dated as of March 1, 2008 and the Second Amendment, dated as of July 15, 2010 (as amended and supplemented, the “Agreement”), as supplemented by the Series 2002-CC Supplement (as amended and supplemented, the “Series Supplement”), among Capital One Funding, LLC, as Transferor, Capital One Bank (USA), National Association, as Servicer, and The Bank of New York Mellon, as Trustee, does hereby certify as follows:

1. Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or Series Supplement, as applicable.

2. Capital One Bank (USA), National Association is, as of the date hereof, the Servicer under the Agreement.

3. The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on December 15, 2014.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects under the Agreement through the Monthly Period preceding such Distribution Date.

6. As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

7. As of the date hereof, to the best knowledge of the undersigned, no Lien has been placed on any of the receivables other than pursuant to the Agreement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of December, 2014.

CAPITAL ONE BANK (USA), National Association as Servicer

By:	/s/ Shaun Ross
Name:	Shaun Ross
Title:	Authorized Officer